Accrued expenses and other current liabilities (Tables)	12 Months Ended
Sep. 30, 2025
Payables and Accruals [Abstract]
Schedule of accrued expenses and other current liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of September 30,
	2024	2025

Interest payables (1)	$4,417	$5,420
Payroll payables	2,334	3,070
Accrued expenses (2)	2,762	2,187
Amounts due to third-parties	628	1,118
Deposit payables	989	715
Borrowings from third parties (3)	$450	$443
Litigation payable (4)	4,513	-
Others	1,096	955
Total	$17,189	$13,908

(1)	Interest payables consisted of interest payables of Convertible Bonds (Refer to Note 11 “2019 Convertible Bonds”) in the amount US$4,414 and US$5,420 and interest payables of bank borrowings in the amount of US$3 and nil as of September 30, 2024 and 2025, respectively.
(2)	Accrued expenses mainly consisted of property management fees and unpaid rental fees for terminated or expired leases agreements and professional service fees.
(3)	Borrowings from third parties are to supplement working capital for large-amount procurements which are usually settled within 60 days to one year.
(4)	Litigation payable was related to accrued penalties and attorney fee for repurchase of mezzanine equity requested by Hunan Tianchang (Note 13) which were recorded in litigation related expenses during the year ended September 30, 2024. Based on the final judgment instance in Note 13, there was no payable that the Company should bear.